Share capital (Tables) - Aegon N.V [member]	12 Months Ended
Dec. 31, 2017
Detailed Information of Issued and outstanding Capital

Issued and outstanding capital	2017	2016
Common shares	251	249
Common shares B	70	70
Total share capital	322	319

Common shares	2017	2016
Authorized share capital	720	720
Number of authorized shares (in million)	6,000	6,000
Par value in cents per share	12	12

Common shares B	2017	2016
Authorized share capital	360	360
Number of authorized shares (in million)	3,000	3,000
Par value in cents per share	12	12

Movement of Common Shares

The following table shows the movement during the year in the number of common shares and common shares B:

	Common shares		Common shares B
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
At January 1, 2016	2,147,037	258	585,022	70
Dividend	10,629	1	-	-
Shares withdrawn	(83,117)	(10)	-	-
At December 31, 2016	2,074,549	249	585,022	70
Dividend	21,099	3	-	-
At December 31, 2017	2,095,648	251	585,022	70

The following table shows the weighted average number of common shares and common shares B:

	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thousands)
2016	2,129,074	585,022
2017	2,080,792	585,022